PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

8.    PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2020	2019
Land	$4,620	$4,620
Building and improvements	17,367	15,030
Furniture and fixtures	1,288	1,191
Computer hardware and software	23,125	22,273
Machinery and equipment	22,162	20,066
Construction in progress	518	1,096
	69,080	64,276
Less accumulated depreciation	(33,643)	(28,228)
	$35,437	$36,048

The Company recorded depreciation expense of $5,495 and $6,626 for the years ended December 31, 2020 and 2019, respectively, of which $2,523 and $2,900 was included in cost of goods sold in the consolidated statements of operations and comprehensive income (loss) for the respective years.